CHAPMAN AND CUTLER LLP
                             111 WEST MONROE STREET
                                CHICAGO, IL 60603


                                December 5, 2014


Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C.  20549


          Re: Guggenheim Defined Portfolios, Series 1262 (the "Fund")
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Ladies and Gentlemen:

      Enclosed please find a copy of Amendment No. 2 to the Registration Statement on Form S-6 for the registration under the Securities Act of 1933 of units representing the ownership of interests in the subject Fund. This Amendment No. 2 to the Registration Statement is filed on December 5, 2014, on behalf of Guggenheim Funds Distributors, LLC (the "Sponsor").

      Inasmuch as the Fund is not yet operative, no filings have been required under any of the acts administered by the Securities and Exchange Commission (the "Commission"). Therefore, for purposes of Securities Act Release No. 5196 there are no delinquencies to be reported or other references to be made to filings under the 1934 Act.

      No notification of registration or Registration Statement under the Investment Company Act of 1940 is currently being submitted to the Commission, as the filings under the 1940 Act (File No. 811-03763) are intended to apply not only to that series of the Fund, but to all "subsequent series" as well.

      The Fund is expected to be comprised of the following unit investment trust: Global 100 Dividend Strategy Portfolio, Series 1 (the "Trust"). The Trust will invest in a portfolio of equity securities. We asked that the Commission review the Trust as a result of the staff of the Commission's request that the first series of a strategy be reviewed.

      We are advised that the Sponsor proposes to deposit securities and to activate the subject Fund on December 9, 2014.

      In the event that you may have any questions with regard hereto or if there is any way which we can be of assistance, please do not hesitate to telephone Eric F. Fess collect at (312) 845-3781 or Morrison C. Warren at (312) 845-3484.

                                                               Very truly yours,

                                                      /s/ Chapman and Cutler LLP
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                                                          CHAPMAN AND CUTLER LLP